As filed with the Securities and Exchange Commission on June 10, 2013.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 113		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 114		[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[X]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe in a supplement the following changes:

1)
To merge the JNL/M&G Global Leaders Fund in JNL/Franklin Templeton Global Growth Fund, pursuant to a shareholder vote, effective September 16, 2013, and to add certain disclosure language pursuant to this fund merger.

2)
To add/remove the following funds, pursuant to investment sub-adviser replacements for these funds pursuant to a Manager of Managers’ Exemptive Order effective April 8, 2003 (Investment Company Act Release No. 25997) and the Notice of Application was filed on March 12, 2003 (Investment Company Act Release No. 25956), effective September 16, 2013:

Add
JNL/BlackRock Large Cap Select Growth Fund; and
JNL/Invesco Mid Cap Value Fund

Remove
JNL/UBS Large Cap Select Growth Fund; and
JNL/Lazard Mid Cap Equity Fund.

3)	To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 26, 2013, as part of Post-Effective Amendment No. 111 to the Registration Statement (Accession No. 0000933691-13-000030) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These
Securities Until The Registration Statement Filed With The Securities And Exchange Commission
Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An
Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund
JNL/Lazard Mid Cap Equity Fund
JNL/UBS Large Cap Select Growth Fund

Please add the following Funds on the cover page and to the Table of Contents:

JNL/BlackRock Large Cap Select Growth Fund
JNL/Invesco Mid Cap Value Fund

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/BlackRock Large Cap Select Growth Fund
(formerly, JNL/UBS Large Cap Select Growth Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.98%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.78%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Class B
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	143%

Period	Class B
1/1/2012 – 12/31/2012	143%

The portfolio turnover reflected above includes results when the Fund was managed by the previous sub-advisers, Capital Guardian Trust Company (from January 1, 2012 to April 30, 2012) and UBS Global Asset Management (Americas) Inc. (from April 30, 2012 to December 31, 2012).

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, convertible securities, as well as, American Depository Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Funds’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.  To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Large cap investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
•
Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Class B

Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	10.61%	0.02%	6.16%
Russell 1000® Growth Index	15.26%	3.12%	7.52%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/BlackRock Large Cap Select Growth Fund (Class B)	10.81%	0.39%	3.06%
Russell 1000® Growth Index	15.26%	3.12%	4.98%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Lawrence Kemp	September 2013	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/Invesco Mid Cap Value Fund
(formerly, JNL/Lazard Mid Cap Equity Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is total return through growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	113%

Period	Class B
1/1/2012 – 12/31/2012	113%

The portfolio turnover reflected above reflects the Fund’s results when managed by the previous sub-advsier, Lazard Asset Management LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use in futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Sub-Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Sub-Adviser focuses on companies that it believes possess characteristics for improved valuation. The Sub-Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Sub-Adviser will consider selling a security if it reaches the Sub-Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The performance information shown reflects the Fund’s results when managed by the previous sub-adviser, Lazard Asset Management LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective September 16, 2013, in conjunction with the change in sub-adviser, the Fund will replace the Russell MidCap® Index with the Russell Mid Cap Value Index as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Class B

Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%

Average Annual Total Returns as of December 31, 2012 [to be updated by amendment]
	1 year	5 year	10 year
JNL/Invesco Mid Cap Value Fund (Class A)	7.74%	1.29%	7.60%
Russell MidCap® Index	17.28%	3.57%	10.65%
Russell Mid Cap Value Index	%	%	%

Average Annual Total Returns as of December 31, 2012 [to be updated by amendment]
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Invesco Mid Cap Value Fund (Class B)	7.89%	1.37%	4.74%
Russell MidCap® Index	17.28%	3.57%	7.11%
Russell Mid Cap Value Index	%	%	%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Invesco Advisers, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Thomas Copper	2010	Portfolio Manager (co-lead)
John Mazanec	2010	Portfolio Manager (co-lead)
Sergio Marcheli	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.

You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/BlackRock Large Cap Select Growth Fund
(formerly, JNL/UBS Large Cap Select Growth Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/BlackRock Large Cap Select Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, convertible securities, as well as, American Depository Receipts (“ADRs”).  The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The principal types of derivatives used by the Fund include options, futures and forward currency agreements.  The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will invest in companies within its capitalization range as described above.  However, the Fund may invest a portion of its assets in securities outside of this range.  Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.  In addition, when the Fund engages in active and frequent trading, a larger portion of the distributions investors receive from the Fund may reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Derivatives risk

•	Convertible securities risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Large cap investing risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/BlackRock Large Cap Select Growth Fund is BlackRock Investment Management, LLC, (“BlackRock”) located at1 University Square, Princeton, NJ 08536.

Lawrence Kemp, CFA, Managing Director and Portfolio Manager, is Head of BlackRock's Fundamental Large Cap Growth team. He is a member of the Fundamental Equity platform within the Fundamental Equity division of BlackRock's Alpha Strategies Group.
Prior to joining BlackRock, Mr. Kemp was at UBS Global Asset Management, where he managed the Laudus Growth Investors US Large Cap Select Growth Fund (LGILX), as well as both diversified and concentrated US large cap growth institutional equity portfolios against the Russell 1000 Growth and S&P 500 indexes. Mr. Kemp joined the Growth Equity team at UBS Global Asset Management in 2001, but his tenure with the firm dated back to 1992. He held various roles including chief investment strategist, co-head of fixed income and global head of high yield research.  Mr. Kemp holds a BA from Stanford University and an MBA from the University of Chicago.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s Semi-Annual Report dated June 30, 2013.

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/Invesco Mid Cap Value Fund
(formerly, JNL/Lazard Mid Cap Equity Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Invesco Mid Cap Value Fund is total return through growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund may invest up to 20% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Sub-Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Sub-Adviser focuses on companies that it believes possess characteristics for improved valuation. The Sub-Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Sub-Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political, or other conditions, the Sub-Adviser may temporarily use a different investment strategy for defensive purposes. If the Sub-Adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Depositary receipts risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investments in IPOs risk
•	Investment style risk
•	Market risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Real estate investment risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Invesco Mid Cap Value Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2012, Invesco Ltd. managed approximately $687.7 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Thomas Copper, Portfolio Manager (co-lead), who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 1986 to 2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•
John Mazanec, Portfolio Manager (co-lead), who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2008-2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.  Prior to June 2008, he worked as a portfolio manager at Wasatch Advisors.

•
Sergio Marcheli, Portfolio Manager, who has responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Morgan Stanley Investment Management Inc. and/or its affiliates in an investment management capacity.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Curian Variable Series Trust.

In the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the fifth paragraph in their entirety and replace them with the following:

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lazard Emerging Markets Fund
JNL/M&G Global Basics Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Low Duration Bond Fund
JNL/PPM America Total Return Fund

Curian Variable Series Trust

Curian/DoubleLine Total Return Fund

In the prospectus for all funds, except the JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL Institutional Alt 20 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled "The Sub-Adviser and Portfolio Management", please delete the last paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the section entitled "Management of the Trust," sub-section entitled “Investment Adviser,” please delete the third paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement will be available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please add the following to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/BlackRock Select Large Cap Growth Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/Invesco Mid Cap Value Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%

In the section entitled "Management of the Trust," sub-section entitled “Administrative Fee,” please add the following to the table:

Funds	Assets	Administrative Fee
JNL/BlackRock Select Large Cap Growth Fund	All Assets	.10%
JNL/Invesco Mid Cap Value Fund	All Assets	.10%

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2013 (semi-annual report) has not been audited.

[to be filed by amendment]

Please add the following disclosures to Appendix A:

Effective September 16, 2013, the JNL/M&G Global Leaders Fund will merge into the JNL/Franklin Templeton Global Growth Fund.

This Supplement is dated September 16, 2013.

The Information In the Statement of Additional Information Is Not Complete And May Be Changed.
We May Not Sell These Securities Until The Registration Statement Filed With The Securities And
Exchange Commission Is Effective. This Statement of Additional Information Is Not An Offer To
Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where
The Offer Or Sale Is Not Permitted.

Supplement Dated September 16, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund
JNL/Lazard Mid Cap Equity Fund
JNL/UBS Large Cap Select Growth Fund

On page 53, in the section entitled “Fundamental Policies,” please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Mid Cap Value Fund, JNL/M&G Global Basics Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

On pages 83 through 90, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of _________, 2013, [to be updated by amendment] the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes

1

referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of _________, 2013, [to be updated by amendment] the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of _________, 2013, [to be updated by amendment], the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

On page 96, in the section entitled “BlackRock Investment Management, LLC,” please delete the first paragraph in its entirety and replace it with the following:

BlackRock Investment Management, LLC (“BlackRock”) is located at 1 University Square Drive, Princeton, New Jersey 08540-6455 serves as the Sub-Adviser to the JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/BlackRock Large Cap Select Growth Fund.  BlackRock is a wholly-owned subsidiary of BlackRock, Inc.

2

On page 98, in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following table:

The following table reflects information as of June 30, 2013: [to be updated by amendment]

JNL/BlackRock Large Cap Select Growth Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp

On page 99, please add the section entitled “Security Ownership of Portfolio Managers for the JNL/BlackRock Large Cap Select Growth Fund”:

Security Ownership of Portfolio Managers for the JNL/BlackRock Large Cap Select Growth Fund [to be updated by amendment]

Security Ownership of Portfolio Managers	Lawrence Kemp
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 127, in the section entitled “Invesco Advisers, Inc.,” please delete the first paragraph in its entirety and replace it with the following:

Invesco, located at 1555 Peachtree, N.E., Atlanta, GA  30309, serves as Sub-Adviser to the JNL/Invesco Global Real Estate Fund JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Mid Cap Value Fund, and JNL/Invesco Small Cap Growth Fund.  Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

On pages 129 and 130, in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following table:

The following table reflects information as of June 30, 2013: [to be updated by amendment]

JNL/Invesco Mid Cap Value Fund
Thomas Copper	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

3

John Mazanec	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

Sergio Marcheli	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

On page 132, please add the section entitled “Security Ownership of Portfolio Managers for the JNL/Invesco Mid Cap Value Fund”:

Security Ownership of Portfolio Managers for the JNL/Invesco Mid Cap Value Fund [to be updated by amendment]

Security Ownership of Portfolio Managers	Thomas Copper	John Mazanec	Sergio Marcheli
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 178, in the section entitled “Sub-Advisory Fees,” please add the following:

FUND	ASSETS	FEES
JNL/BlackRock Large Cap Select Growth Fund	$0 to $500 million $500 million to $2 billion Over $2 billion	.32% .25% .20%
JNL/Invesco Mid Cap Value Fund	$0 to $250 million $250 million to $500 million Over $500 million	.45% .40% .35%

On page 194, in the section entitled “Administrative Fee,” please add the following:

Funds	Assets	Administrative Fee
JNL/BlackRock Select Large Cap Growth Fund	All Assets	.10%
JNL/Invesco Mid Cap Value Fund	All Assets	.10%

This Supplement is dated September 16, 2013.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX_______ 09/13

4

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b)	(1)	Amended and Restated By-Laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

	(2)	Amended and Restated By-Laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(3)	Amended and Restated By-Laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(4)
Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(c)		Not Applicable

(d)	(1)
Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(3)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(4)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(5)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(7)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(8)
Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(9)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(10)
Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(11)
Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(12)
Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(13)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(14)
Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(15)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(16)
Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(17)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(18)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(19)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(20)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(21)
Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(22)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

(23)
Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(24)
Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(25)
Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(26)
Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(27)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(28)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(29)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(30)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(31)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(32)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(33)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(34)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(35)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(36)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(37)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(38)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(39)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(40)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(41)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(42)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(43)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(44)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(45)
Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(46)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(47)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(48)
Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(49)
Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(50)
Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(51)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(52)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(53)
Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(54)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(55)
Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(56)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(57)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(58)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(59)
Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(60)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(61)
Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(62)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(63)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(64)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(65)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(66)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(67)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(68)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(69)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(70)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(71)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(72)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(73)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(74)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(75)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(76)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(77)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(78)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(79)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(80)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(81)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(82)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(83)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(84)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(85)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(86)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(87)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(88)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(89)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(90)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(91)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(92)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(93)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(94)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(95)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(96)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(97)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(98)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(99)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(100)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(101)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(102)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(103)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(104)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(105)
Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(106)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(107)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(108)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(109)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(110)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(111)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(112)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(113)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(114)
Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(115)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(116)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(117)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(118)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(119)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(120)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(121)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(122)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(123)
Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(124)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(125)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(126)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(127)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(128)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(129)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(130)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(131)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(132)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(133)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(134)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(135)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(136)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(137)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(138)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3,  2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(139)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(140)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(141)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(142)
REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(143)
REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(144)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(145)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(146)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(147)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(148)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(149)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(150)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(151)
Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(152)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(153)
Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(154)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(155)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(156)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(157)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(158)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment 62 filed with the Securities and Exchange Commission on June 16, 2008.

(159)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(160)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(161)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(162)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(163)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(164)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(165)
Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(166)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(167)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(168)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(169)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(170)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(171)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(172)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(173)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(174)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(175)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(176)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(177)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(178)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(179)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(180)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(181)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(182)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(183)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(184)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(185)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(186)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Templeton Institutional, LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(187)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(188)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(189)
Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(190)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(191)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. dated June 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(192)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(193)
Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(194)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(195)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(196)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(197)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company dated September 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(198)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(199)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(200)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(201)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(202)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(203)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(204)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective February 11, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(205)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(206)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company, effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(207)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC, effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(208)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(209)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(210)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(211)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(212)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(213)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(214)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(215)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(216)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant, effective August 26, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(217)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC (for investment advisory services to JNL/AQR Managed Futures Strategy Fund Ltd.), effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(218)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC (for investment advisory services to JNL/BlackRock Global Allocation Fund Ltd.), effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(219)
Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(220)
Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(221)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective September 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(222)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective September 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(223)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(224)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Brookfield Investment Management Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(225)
Investment Sub-Sub-Advisory Agreement between Brookfield Investment Management Inc. and AMP Capital Brookfield (US) LLC (as agreed to by the Registrant) effective December, 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(226)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(227)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company effective September 2, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(228)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated November 22, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(229)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(230)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC, dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(231)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(232)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(233)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(234)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(235)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Dimensional Fund Advisors L.P., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(236)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Morgan Stanley Investment Management Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(237)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Neuberger Berman Fixed Income LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(238)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and UBS Global Asset Management (Americas), Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(239)
Revised Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(240)
Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(241)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited), effective February 14, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(242)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective June 13, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(243)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc., effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(244)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Templeton Institutional, LLC effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(245)
Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(246)
Amendment to Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant effective January 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(247)
Amendment to Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(248)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(249)
JNL/BlackRock Global Allocation Fund Ltd. Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(250)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(251)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(252)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective January 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(253)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(254)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(255)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC effective January 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(256)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(257)
JNL/AQR Managed Futures Strategy Fund Ltd. Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(258)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Brookfield Investment Management Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(259)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(260)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Dimensional Fund Advisers LP effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(261)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eagle Asset Management, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(262)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eastspring Investments (Singapore) Limited effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(263)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisory Services, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(264)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(265)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(266)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Templeton Institutional, LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(267)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Templeton Global Advisers Limited effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(268)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(269)
Amended and Restated Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(270)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(271)
Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. and Invesco Asset Management Ltd. (as agreed to by Registrant) effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(272)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(273)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and J.P. Morgan Investment Management Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(274)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(275)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and M&G Investment Management Limited effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(276)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Morgan Stanley Investment Management Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(277)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Neuberger Berman Fixed Income LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(278)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and OppenheimerFunds, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(279)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(280)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(281)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(282)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(283)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and UBS Global Asset Management (Americas), Inc. effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(284)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective December 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(285)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 1, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(286)
Amendment to Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective February 20, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(e)	(1)
Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(3)
Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(4)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(5)
Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(6)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(8)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(9)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(10)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(11)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

(12)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(13)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(14)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(15)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(16)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(17)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(18)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(19)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(20)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(21)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(22)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(23)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(24)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(25)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(26)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(27)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(28)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(29)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(30)
Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(31)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(32)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(33)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(34)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(35)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(36)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(37)
Revised Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(38)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(f)		Not Applicable.

(g)	(1)
Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

(2)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

(5)
Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(6)
Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(7)
Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(9)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(10)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(11)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(12)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(13)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(14)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(15)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(16)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(17)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(18)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(19)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(20)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(21)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(22)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(23)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(24)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(25)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(26)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(27)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(28)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(29)
Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(30)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(31)
International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(32)
Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(33)
Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(34)
Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(35)
Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(36)
Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(37)
Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(38)
Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(39)
Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(40)
Master Global Custody Agreement between JPMorgan Chase Bank, N.A., and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(41)
Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(42)
Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(43)
Revised Amendment effective April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(44)
Amendment effective August 29, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(45)
Amendment effective April 29, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(h)	(1)
Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

(2)
Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(5)
Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(6)
Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(7)
Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(8)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(9)
Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(10)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(11)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(12)
Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on  September 26, 2002.

(13)
Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(14)
Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(15)
Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(16)
Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(17)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(18)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(19)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(20)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(21)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(22)
Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(23)
Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(24)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(25)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(26)
Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

(27)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(28)
Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(29)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(30)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(31)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(32)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(33)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(34)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(35)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(36)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(37)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(38)
Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(39)
Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(40)
Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(41)
Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(42)
Form of Plan of Reorganization of the JNL Series Trust, dated February 7, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(43)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(44)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(45)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(46)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective  Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(47)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(48)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(49)
Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(50)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(51)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(52)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(53)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(54)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(55)
Form of Amendment to Transfer Agency Agreement between Registrant and  Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(56)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(57)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(58)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(59)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(60)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(61)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(62)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Growth Fund (the "acquiring fund") and its JNL/S&P Growth Retirement Strategy Fund (the "acquired fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(63)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Moderate Growth Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(64)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management Small Cap Index Fund (the "Acquiring Fund") and its JNL/Lazard Small Cap Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(65)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(66)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Fund (the "Acquiring Fund") and its JNL/S&P Moderate Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(67)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/PPM America Core Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(68)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2015 Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(69)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund (the "Acquired Funds")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(70)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Fund (the "Acquiring Fund") and its JNL/S&P Retirement Income Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(71)
Expense Limitation Agreement, dated October 1, 2009, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(72)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(73)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(74)
Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(75)
Expense Limitation Agreement, dated January 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(76)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(77)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(78)
Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(79)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(80)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(81)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated November 24, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(82)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(83)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(84)
Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(85)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(86)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(87)
Amendment dated August 29, 2011 to Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(88)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 26, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(89)
Administration Agreement between Jackson National Asset Management, LLC and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(90)
Administration Agreement between Jackson National Asset Management, LLC and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(91)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(92)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(93)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective November 22, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(94)
Revised Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(95)
Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(96)
Revised Amendment to Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(97)
Anti-Money Laundering Agreement between Registrant and Jackson, dated April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(98)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(99)
Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(100)
Participation Agreement among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(101)
Participation Agreement among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(102)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective March 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(103)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(104)
Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(105)
Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson, dated November 27, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 111 filed with the Securities and Exchange Commission on April 26, 2013.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, to be filed by amendment.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(3)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

	(4)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(5)
Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(6)
Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(7)
Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(8)
Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(9)	Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(10)	Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(11)	Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(12)	Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(13)	Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(14)	Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(15)	Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(16)	Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(17)	Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(18)	Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(19)	Distribution Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(20)	Distribution Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(21)	Distribution Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(22)	Distribution Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(23)	Distribution Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(24)	Distribution Plan, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

	(25)	Distribution Plan, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

	(26)	Revised Distribution Plan, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(27)	Distribution Plan, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(n)	(1)	Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(2)	Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(3)	Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

	(4)	Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(5)	Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(6)	Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(7)	Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(8)	Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(9)	Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(10)	Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(11)	Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(12)	Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(13)	Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(14)	Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(15)	Multiple Class Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(16)	Multiple Class Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(17)	Multiple Class Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(18)	Multiple Class Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(19)	Multiple Class Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(20)	Multiple Class Plan, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

	(21)	Multiple Class Plan, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

	(22)	Revised Multiple Class Plan, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(23)	Multiple Class Plan, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(3)	Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(4)	Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(5)	J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(6)	Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(7)	Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(8)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(9)	PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(10)	Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(11)	Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

(12)
Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(13)	T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(14)	OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(15)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(16)	AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(17)	Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

	(18)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

	(19)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(20)
OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(21)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(22)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(23)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

	(24)	Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(25)	PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(26)	Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(27)	Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(28)
Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(29)	Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(30)
Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(31)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(32)
Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(33)
Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(34)
T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(35)
The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(36)
Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(37)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(38)
Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(39)
Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(40)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(41)
Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(42)
Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

(43)
Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

	(44)	Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

(45)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(46)
Code of Ethics for Credit Suisse Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(47)	Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(48)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(49)
Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(50)	Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(51)
Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(52)	Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(53)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(54)
Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(55)
Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(56)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(57)
Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(58)
Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(59)
Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(60)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(61)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(62)
Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(63)
Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by  reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(64)
Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(65)
Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(66)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(67)
Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(68)
Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(69)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(70)
Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(71)
Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(72)
Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(73)
Code of Ethics for Franklin Templeton Investments, dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(74)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated June 5, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(75)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(76)
Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(77)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(78)
Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(79)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(80)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(81)
Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT  H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(82)
Code of Ethics for Invesco Asset Management Limited, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(83)
Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(84)
Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

	(85)	Code of Ethics for PPM America, Inc., dated March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(86)
Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(87)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(88)
Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(89)
Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(90)
Code of Ethics for Capital Guardian Trust Company, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(91)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(92)
Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(93)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(94)
Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(95)
Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(96)
Code of Ethics for Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(97)
Code of Ethics for Invesco Asset Management Limited, dated March 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(98)
Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(99)
Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(100)
Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(101)
Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(102)
Code of Ethics for M&G Investment Management Limited, dated February, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(103)
Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

	(104)	Code of Ethics for PPM America, Inc., dated March 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(105)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(106)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(107)
Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(108)
Code of Ethics for Capital Guardian Trust Company, dated June, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(109)
Code of Ethics for Credit Suisse Asset Management, LLC, dated July 9, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(110)
Code of Ethics for Eagle Asset Management, Inc., dated August 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(111)
Code of Ethics for Franklin Templeton Investments, LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

	(112)	Code of Ethics for Invesco Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(113)
Code of Ethics for Ivy Investment Management Company, dated November 19, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(114)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(115)
Code of Ethics for Mellon Capital Management Corporation, dated May, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(116)
Code of Ethics for Pacific Investment Management Company LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(117)
Code of Ethics for PPM America, Inc., dated March 31, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(118)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated July 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(119)
Code of Ethics for Red Rocks Capital LLC, dated March 19, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(120)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated October 27, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(121)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(122)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(123)
Code of Ethics for BlackRock Investment Management, LLC, dated December 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(124)
Code of Ethics for Capital Guardian Trust Company, dated March 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(125)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated January 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(126)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(127)
Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(128)
Codes of Ethics for PPM America, Inc., dated February 12, 2010 and March 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(129)
Code of Ethics for Red Rocks Capital LLC, dated March 16, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(130)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with three attachments dated March 31, 2010 and the last attachment dated October 2009), incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(131)
Code of Ethics for Wellington Management Company, LLP, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(132)
Code of Ethics for Capital Guardian Trust Company, dated June 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(133)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated August 4, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(134)
Code of Ethics for BlackRock Investment Management, LLC, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(135)
Code of Ethics for Capital Guardian Trust Company, dated September 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(136)
Code of Ethics for Franklin Templeton Investments, LLC, revised May 1, 2010 (effective July 1, 2010), incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(137)
Code of Ethics for Invesco Asset Management Limited for Ireland and UK, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(138)
Code of Ethics for Ivy Investment Management Company, dated May 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(139)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 7, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(140)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(141)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with four attachments: 1) Securities Disclosure Policy, dated September 7, 2010; 2) Securities Disclosure Policy Addendum, dated March 31, 2010; 3) Securities Disclosure policy Addendum, dated September 7, 2010, and 4) 2010 McGraw-Hill Companies Code of Business Ethics revised October 2009), all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(142)
Code of Ethics for T. Rowe Price Associates, Inc., dated June 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(143)
Code of Ethics for AQR Capital Management, LLC, dated March 10, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(144)
Code of Ethics for Capital Guardian Trust Company, dated June, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(145)
Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(146)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(147)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(148)
Code of Ethics for Ivy Investment Management Company, dated May, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(149)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated April 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(150)
Code of Ethics for M&G Investment Management Limited, dated July 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(151)
Code of Ethics for OppenheimerFunds, Inc., dated June 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(152)
Code of Ethics for PPM America, Inc., version one dated January 31, 2011 and version two dated March 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(153)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(154)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated July 18, 2011 (with four attachments: 1) Securities Disclosure Policy, dated June 30, 2011; 2) Securities Disclosure Policy IAS Addendum, dated March 31, 2010; 3) Securities Disclosure policy ER Addendum, dated September 7, 2010, and 4) 2011 McGraw-Hill Companies Code of Business Ethics, all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(155)
Code of Ethics for T. Rowe Price Associates, Inc., dated May 20, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(156)
Code of Ethics for Jackson National Life Distributors LLC, dated April 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(157)
Code of Ethics for Brookfield Investment Management Inc., and AMP Capital Brookfield (US) LLC, dated March, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on September 9, 2011.

(158)
Code of Ethics for Brookfield Investment Management Inc., and AMP Capital Brookfield (US) LLC, dated August 16, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(159)
Code of Ethics for BlackRock Investment Management, LLC, dated April 27, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(160)
Code of Ethics for Capital Guardian Trust Company, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(161)
Code of Ethics for Invesco Asset Management Limited for Ireland dated April 1, 2010 and for the UK dated March 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(162)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(163)
Code of Ethics for Lazard Asset Management, LLC, dated January 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(164)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(165)
Code of Ethics for Dimensional Fund Advisors L.P., dated July 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(166)
Code of Ethics for Morgan Stanley Investment Management Inc., dated September 28, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(167)
Code of Ethics for Neuberger Berman Fixed Income LLC, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(168)
Code of Ethics for UBS Global Asset Management (Americas), Inc., dated June 30, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(169)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(170)
Code of Ethics for Capital Guardian Trust Company, dated December 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(171)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated October 25, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(172)
Code of Ethics for BlackRock Investment Management, LLC, dated November 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(173)
Code of Ethics for Capital Guardian Trust Company, dated March 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(174)
Code of Ethics for Dimensional Fund Advisers LP, dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(175)
Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(176)
Code of Ethics for Franklin Templeton Investments, LLC, dated April 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(177)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated February 6, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(178)
Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(179)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(180)
Code of Ethics for Lazard Asset Management, LLC, dated January 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(181)
Code of Conduct for Mellon Capital Management Corporation, dated October 2011; and  Personal Trading Policies and Procedures dated November 2007, which are collectively considered Mellon Capital Management Corporation’s Code of Ethics, each incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(182)
Code of Ethics for OppenheimerFunds, Inc., dated May 25, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(183)
Code of Ethics for PPM America, Inc., version one dated March 1, 2012 and version two dated March 1, 2012, each incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(184)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(185)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated January 1, 2012 (with four attachments: 1) Securities Disclosure Policy, dated January 1, 2012; 2) Securities Disclosure Policy Addendum 1, dated June 2011; 3) Securities Disclosure Policy Addendum 2, dated June 2011, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2011, all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(186)
Code of Ethics for Wellington Management Company, LLP, dated October 19, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission on August 24, 2012.

(187)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated September 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(188)
Sarbanes Oxley version of Code of Ethics for Registrant, dated September 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(189)
Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(190)
Code of Ethics for AQR Capital Management, LLC, dated September 13, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(191)
Code of Ethics for BlackRock Investment Management, LLC, dated July 3, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(192)
Code of Ethics for Brookfield Investment Management Inc., dated January 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(193)
Code of Ethics for Capital Guardian Trust Company, dated June 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(194)
Code of Ethics for J.P. Morgan Investment Management Inc., dated January 11, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(195)
Code of Ethics for Lazard Asset Management, LLC, dated September 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(196)
Code of Ethics for M&G Investment Management Limited, dated June 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(197)
Code of Conduct for Mellon Capital Management Corporation, dated March 2012; and Personal Securities Trading Policy dated May 29, 2012, which are collectively considered Mellon Capital Management Corporation’s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(198)
Code of Ethics for Morgan Stanley Investment Management Inc., dated June 29, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(199)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated January 1, 2012 (with four attachments: 1) Securities Disclosure Policy, dated June 18, 2012; 2) Securities Disclosure Policy Addendum 1, dated June 2011; 3) Securities Disclosure Policy Addendum 2, dated June 2011, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

(200)
Code of Ethics for T. Rowe Price Associates, Inc., dated May 31, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 108 filed with the Securities and Exchange Commission on December 19, 2012.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
JNL Variable Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Bergandine, Buiter, Crosser, Leeman, Rhee and Woodworth contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to present).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

AQR Capital Management, LLC, BlackRock Investment Management, LLC; Brookfield Investment Management Inc., Capital Guardian Trust Company; Dimensional Fund Advisors L.P.; Eagle Asset Management, Inc.; Eastspring Investments (Singapore) Limited (formerly, Prudential Asset  Management (Singapore) Limited); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Advisers, Inc.; Invesco Asset Management Ltd.; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; Morgan Stanley Investment Management Inc., Neuberger Berman Fixed Income LLC, OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; UBS Global Asset Management (Americas), Inc., and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:		FILE NO.:

AQR Capital Management, LLC		801-55543
BlackRock Investment Management, LLC		801-56972
Brookfield Investment Management Inc.		801-34605
Capital Guardian Trust Company		801-60145
Dimensional Fund Advisors L.P.		801-16283
Eagle Asset Management, Inc.		801-21343
Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited)		801-68252
Franklin Advisers, Inc.		801-26292
Franklin Advisory Services, LLC		801-51967
Franklin Mutual Advisers, LLC		801-53068
Franklin Templeton Institutional, LLC		801-60684
Goldman Sachs Asset Management, L.P.		801-37591
Goldman Sachs Asset Management International		801-38157
Invesco Advisers, Inc.		801-15211
Invesco Asset Management Ltd.		801-50197
Ivy Investment Management Company		801-61515
J.P. Morgan Investment Management Inc.		801-21011
Lazard Asset Management LLC		801-6568
M&G Investment Management Limited		801-21981
Mellon Capital Management Corporation		801-19785
Morgan Stanley Investment Management Inc.		801-15757
Neuberger Berman Fixed Income LLC		801-61757
OppenheimerFunds, Inc.		801-8253
Pacific Investment Management Company LLC		801-48187
PPM America, Inc.		801-40783
Red Rocks Capital LLC		801-67832
Standard & Poor's Investment Advisory Services, LLC		801-51431
Templeton Global Advisors Limited		801-42343
T. Rowe Price Associates, Inc.		801-856
UBS Global Asset Management (Americas), Inc.		801-34910
Wellington Management Company, llp		801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan (Wilson) Freedman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 or the sub-advisers of the Registrant.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 10th day of June, 2013.

JNL SERIES TRUST
/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	June 10, 2013
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	June 10, 2013
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	June 10, 2013
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	June 10, 2013
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	June 10, 2013
James Henry
Trustee

/s/ Richard D. McLellan by Susan S. Rhee*	June 10, 2013
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	June 10, 2013
Mark D. Nerud
President and Trustee

/s/ Gerard A. M. Oprins by Susan S. Rhee*	June 10, 2013
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/ William R. Rybak by Susan S. Rhee*	June 10, 2013
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	June 10, 2013
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of June, 2013.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	June 10, 2013
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	June 10, 2013
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of June, 2013.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	June 10, 2013
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	June 10, 2013
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2013
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2013
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2013
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2013
Michelle Engler

/s/ James B. Henry	January 1, 2013
James B. Henry

/s/ Richard D. McLellan	January 1, 2013
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2013
Mark D. Nerud

/s/ William R. Rybak	January 1, 2013
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2013
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2013
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

(i)	Opinion and Consent of Counsel, attached hereto as EX 99.28(i).